STOCK BASED COMPENSATION (Details 4) (Range of exercise prices from $29.50 to $31.00 per share, USD $)	12 Months Ended
Dec. 31, 2014
Range of exercise prices from $29.50 to $31.00 per share
Options outstanding
Exercise prices, low end of range (in dollars per share)	$ 29.50
Exercise prices, high end of range (in dollars per share)	$ 31.00
Outstanding Options (in shares)	12,625
Outstanding Weighted Average Remaining Contractual Life	4 years 10 months 24 days
Outstanding Weighted Average Exercise Price (in dollars per share)	$ 30.46
Exercisable Options (in shares)	12,625
Exercisable Weighted Average Exercise Price (in dollars per share)	$ 30.46